FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Carrying value and fair value of financial liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying value | Long-term debt
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	$ (6,408.2)	$ (5,346.7)
Carrying value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability		(4.5)
Fair value | Long-term debt
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability	$ (6,391.5)	(5,658.0)
Fair value | Foreign exchange forward contracts
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Liability		$ (4.5)